Business segment information - Capital expenditures by segments (Details) - Operating segments - COP ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Business segment information
Investment property	$ 20,827	$ 22,917	$ 24,091
Property, plant, and equipment
Business segment information
Investment property	9,773	10,761	9,350
Natural and environmental resources
Business segment information
Investment property	10,552	11,291	13,964
Intangibles
Business segment information
Investment property	502	865	777
Exploration and Production
Business segment information
Investment property	16,077	18,047	18,283
Exploration and Production | Property, plant, and equipment
Business segment information
Investment property	5,495	6,419	4,259
Exploration and Production | Natural and environmental resources
Business segment information
Investment property	10,552	11,291	13,964
Exploration and Production | Intangibles
Business segment information
Investment property	30	337	60
Refining and Petrochemicals
Business segment information
Investment property	1,881	1,747	822
Refining and Petrochemicals | Property, plant, and equipment
Business segment information
Investment property	1,792	1,699	738
Refining and Petrochemicals | Intangibles
Business segment information
Investment property	89	48	84
Transportation and Logistics
Business segment information
Investment property	1,161	1,545	3,325
Transportation and Logistics | Property, plant, and equipment
Business segment information
Investment property	1,147	1,535	2,702
Transportation and Logistics | Intangibles
Business segment information
Investment property	14	10	623
Energy Transmission and Toll Roads Concessions
Business segment information
Investment property	1,708	1,578	1,661
Energy Transmission and Toll Roads Concessions | Property, plant, and equipment
Business segment information
Investment property	1,339	1,108	1,651
Energy Transmission and Toll Roads Concessions | Intangibles
Business segment information
Investment property	$ 369	$ 470	$ 10